Cover	Nov. 09, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2026
Entity File Number	001-38063
Entity Registrant Name	QXO, INC.
Entity Central Index Key	0001236275
Entity Tax Identification Number	16-1633636
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Five American Lane
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06831
City Area Code	888
Local Phone Number	998-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock
Title of 12(b) Security	Common stock, par value $0.00001 per share
Trading Symbol	QXO
Security Exchange Name	NYSE
Depositary Shares
Title of 12(b) Security	Depositary Shares
Trading Symbol	QXO.PRB
Security Exchange Name	NYSE